RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2015
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS

(18) RESTRICTED NET ASSETS

The Group's ability to pay dividends is primarily dependent on eLong, Inc. receiving distributions of funds from its PRC subsidiaries and VIEs. PRC laws and regulations permit payments of dividends by the Group's PRC subsidiaries and VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards. The results of operations reflected in the Group's consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group's PRC subsidiaries and VIEs prepared in accordance with PRC accounting standards.

Under PRC law, the Company's PRC subsidiaries are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The subsidiaries are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of paid-in registered capital on an individual company basis. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the subsidiaries. The Company's VIEs are also subject to similar statutory reserve requirements. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. As of December 31, 2014 and 2015, the Company's PRC subsidiaries and VIEs had appropriated RMB3,665,186 and RMB9,825,772, respectively, of retained earnings for their statutory reserves.

In addition, the paid-in registered capital of the Company's PRC subsidiaries and VIEs is also deemed restricted net assets.

Foreign exchange and other regulations in the PRC further restrict the Company's PRC subsidiaries and VIEs from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2014 and 2015, restricted net assets of the Company's PRC subsidiaries and VIEs were RMB93,373,296 and RMB190,403,394, respectively.